Short-Term Borrowings	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

9. SHORT-TERM BORROWINGS

In connection with the revolving bank credit facility the Company entered into with BIDV in January 2024 (Note 8), the Company has drawn down loans of approximately $34.7 million for working capital purpose for the six months ended June 30, 2024. The borrowings bore interest rate ranging between 3.6% and 4% per annum.

For the six months ended June 30, 2024, the Company recognized and fully paid interest expenses of $324,736.